Portfolio of Investments – as of December 31, 2023 (Unaudited)
Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks— 95.8% of Net Assets
	Aerospace & Defense — 4.0%
169,278	Leonardo DRS, Inc.(a)	$3,392,331
68,033	Mercury Systems, Inc.(a)	2,487,967
44,777	Moog, Inc., Class A	6,482,814
63,034	V2X, Inc.(a)	2,927,299
		15,290,411
	Banks — 10.6%
84,723	Ameris Bancorp	4,494,555
116,137	Cadence Bank	3,436,494
185,456	Home BancShares, Inc.	4,697,601
170,405	Hope Bancorp, Inc.	2,058,492
49,165	Pinnacle Financial Partners, Inc.	4,288,171
56,156	Popular, Inc.	4,608,723
64,991	Prosperity Bancshares, Inc.	4,401,840
51,458	SouthState Corp.	4,345,628
53,141	Wintrust Financial Corp.	4,928,828
65,775	WSFS Financial Corp.	3,021,046
		40,281,378
	Biotechnology — 1.6%
98,104	Alkermes PLC(a)	2,721,405
15,919	United Therapeutics Corp.(a)	3,500,429
		6,221,834
	Building Products — 4.2%
7,650	CSW Industrials, Inc.	1,586,687
61,572	Griffon Corp.	3,752,813
220,927	Janus International Group, Inc.(a)	2,883,097
91,808	Quanex Building Products Corp.	2,806,571
38,611	UFP Industries, Inc.	4,847,611
		15,876,779
	Capital Markets — 1.3%
133,963	P10, Inc., Class A	1,369,102
49,001	Stifel Financial Corp.	3,388,419
		4,757,521
	Chemicals — 2.9%
28,774	Ashland, Inc.	2,425,936
44,884	Cabot Corp.	3,747,814
276,487	Ecovyst, Inc.(a)	2,701,278
247,262	LSB Industries, Inc.(a)	2,302,009
		11,177,037
	Commercial Services & Supplies — 3.3%
101,333	CECO Environmental Corp.(a)	2,055,033
33,230	Clean Harbors, Inc.(a)	5,798,967
106,116	Vestis Corp.	2,243,292
40,250	VSE Corp.	2,600,553
		12,697,845
	Communications Equipment — 0.6%
227,920	Viavi Solutions, Inc.(a)	2,295,154
	Construction & Engineering — 1.9%
51,340	Arcosa, Inc.	4,242,738
142,949	MDU Resources Group, Inc.	2,830,390
		7,073,128
	Construction Materials — 1.1%
63,526	Knife River Corp.(a)	4,204,151
	Consumer Staples Distribution & Retail — 1.1%
70,452	Andersons, Inc.	4,053,808
	Electric Utilities — 0.7%
45,865	ALLETE, Inc.	2,805,103
	Electrical Equipment — 0.8%
18,927	Atkore, Inc.(a)	3,028,320
Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — 6.5%
45,371	Bel Fuse, Inc., Class B	$3,029,422
55,889	Crane NXT Co.	3,178,407
12,075	Littelfuse, Inc.	3,230,787
11,945	Rogers Corp.(a)	1,577,576
37,938	TD SYNNEX Corp.	4,082,508
228,750	TTM Technologies, Inc.(a)	3,616,538
171,600	Vontier Corp.	5,928,780
		24,644,018
	Energy Equipment & Services — 6.5%
101,752	ChampionX Corp.	2,972,176
209,933	Newpark Resources, Inc.(a)	1,393,955
115,215	Noble Corp. PLC	5,548,755
69,275	Tidewater, Inc.(a)	4,995,420
97,816	Weatherford International PLC(a)	9,569,339
		24,479,645
	Entertainment — 0.8%
74,161	Atlanta Braves Holdings, Inc., Class C(a)	2,935,292
	Financial Services — 3.9%
32,125	Euronet Worldwide, Inc.(a)	3,260,366
31,679	Federal Agricultural Mortgage Corp., Class C	6,057,658
126,486	International Money Express, Inc.(a)	2,794,076
14,658	WEX, Inc.(a)	2,851,714
		14,963,814
	Food Products — 1.1%
9,459	J & J Snack Foods Corp.	1,580,978
158,257	Nomad Foods Ltd.(a)	2,682,456
		4,263,434
	Health Care Equipment & Supplies — 3.3%
20,359	CONMED Corp.	2,229,514
49,756	Embecta Corp.	941,881
84,197	Inmode Ltd.(a)	1,872,542
63,366	Lantheus Holdings, Inc.(a)	3,928,692
20,305	UFP Technologies, Inc.(a)	3,493,272
		12,465,901
	Health Care Providers & Services — 2.1%
98,648	Option Care Health, Inc.(a)	3,323,451
59,947	Tenet Healthcare Corp.(a)	4,530,195
		7,853,646
	Hotels, Restaurants & Leisure — 1.0%
26,776	Churchill Downs, Inc.	3,612,886
	Household Durables — 1.7%
52,267	KB Home	3,264,597
43,031	Skyline Champion Corp.(a)	3,195,482
		6,460,079
	Household Products — 0.8%
35,774	Spectrum Brands Holdings, Inc.	2,853,692
	Independent Power & Renewable Electricity Producers — 0.5%
29,878	Talen Energy Corp.(a)	1,912,192
	Industrial REITs — 1.1%
102,993	STAG Industrial, Inc.	4,043,505
	Insurance — 1.4%
71,461	Employers Holdings, Inc.	2,815,563
50,561	Kemper Corp.	2,460,804
		5,276,367
	Leisure Products — 1.0%
37,804	Brunswick Corp.	3,657,537
	Machinery — 3.5%
34,339	Albany International Corp., Class A	3,372,776

Shares	Description	Value (†)
	Machinery — continued
63,693	Columbus McKinnon Corp.	$2,485,301
20,042	Kadant, Inc.	5,617,973
71,656	Wabash National Corp.	1,835,827
		13,311,877
	Marine Transportation — 0.8%
188,113	Genco Shipping & Trading Ltd.	3,120,795
	Media — 0.5%
57,261	John Wiley & Sons, Inc., Class A	1,817,464
	Metals & Mining — 0.3%
46,807	Worthington Steel, Inc.(a)	1,315,277
	Office REITs — 1.0%
141,608	Equity Commonwealth	2,718,874
80,083	Postal Realty Trust, Inc., Class A	1,166,008
		3,884,882
	Oil, Gas & Consumable Fuels — 4.9%
93,954	Antero Resources Corp.(a)	2,130,877
65,283	California Resources Corp.	3,569,674
95,682	Delek U.S. Holdings, Inc.	2,468,596
62,035	International Seaways, Inc.	2,821,352
336,716	Kosmos Energy Ltd.(a)	2,259,364
147,692	Northern Oil & Gas, Inc.	5,474,942
		18,724,805
	Personal Care Products — 0.9%
64,437	BellRing Brands, Inc.(a)	3,571,743
	Pharmaceuticals — 2.2%
47,156	ANI Pharmaceuticals, Inc.(a)	2,600,182
84,654	Pacira BioSciences, Inc.(a)	2,856,226
101,850	Supernus Pharmaceuticals, Inc.(a)	2,947,539
		8,403,947
	Professional Services — 3.4%
397,228	Alight, Inc., Class A(a)	3,388,355
29,290	Concentrix Corp.	2,876,571
38,845	CSG Systems International, Inc.	2,066,942
48,683	Korn Ferry	2,889,336
13,259	Science Applications International Corp.	1,648,359
		12,869,563
	Real Estate Management & Development — 1.0%
30,143	Colliers International Group, Inc.	3,813,692
	Retail REITs — 0.7%
44,145	Agree Realty Corp.	2,778,928
	Semiconductors & Semiconductor Equipment — 2.4%
32,013	MKS Instruments, Inc.	3,293,177
52,761	Rambus, Inc.(a)	3,600,938
106,673	Semtech Corp.(a)	2,337,206
		9,231,321
Shares	Description	Value (†)
	Software — 0.4%
71,068	HashiCorp, Inc., Class A(a)	$1,680,048
	Specialty Retail — 1.3%
44,824	Academy Sports & Outdoors, Inc.	2,958,384
24,379	Boot Barn Holdings, Inc.(a)	1,871,332
		4,829,716
	Technology Hardware, Storage & Peripherals — 0.5%
6,794	Super Micro Computer, Inc.(a)	1,931,263
	Textiles, Apparel & Luxury Goods — 0.9%
35,459	Crocs, Inc.(a)	3,312,225
	Trading Companies & Distributors — 3.7%
140,338	Alta Equipment Group, Inc.	1,735,981
206,308	Custom Truck One Source, Inc.(a)	1,274,983
24,504	Herc Holdings, Inc.	3,648,401
40,550	McGrath RentCorp	4,850,591
237,804	MRC Global, Inc.(a)	2,618,222
		14,128,178
	Water Utilities — 0.4%
146,605	Pure Cycle Corp.(a)	1,534,954
	Wireless Telecommunication Services — 1.2%
105,234	U.S. Cellular Corp.(a)	4,371,420
	Total Common Stocks (Identified Cost $248,967,163)	363,816,575

Principal Amount
Short-Term Investments — 3.3%
$12,312,931	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2023 at 2.500% to be repurchased at $12,316,351 on 1/02/2024 collateralized by $13,040,900 U.S. Treasury Note, 2.500% due 3/31/2027 valued at $12,559,190 including accrued interest(b) (Identified Cost $12,312,931)	12,312,931
	Total Investments — 99.1% (Identified Cost $261,280,094)	376,129,506
	Other assets less liabilities — 0.9%	3,606,089
	Net Assets — 100.0%	$379,735,595

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$363,816,575	$—	$—	$363,816,575
Short-Term Investments	—	12,312,931	—	12,312,931
Total Investments	$363,816,575	$12,312,931	$—	$376,129,506

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2023 (Unaudited)
Banks	10.6%
Electronic Equipment, Instruments & Components	6.5
Energy Equipment & Services	6.5
Oil, Gas & Consumable Fuels	4.9
Building Products	4.2
Aerospace & Defense	4.0
Financial Services	3.9
Trading Companies & Distributors	3.7
Machinery	3.5
Professional Services	3.4
Commercial Services & Supplies	3.3
Health Care Equipment & Supplies	3.3
Chemicals	2.9
Semiconductors & Semiconductor Equipment	2.4
Pharmaceuticals	2.2
Health Care Providers & Services	2.1
Other Investments, less than 2% each	28.4
Short-Term Investments	3.3
Total Investments	99.1
Other assets less liabilities	0.9
Net Assets	100.0%